ACCOUNTING POLICIES (Details)	12 Months Ended
Apr. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation method	straight-line basis
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3-5 years
Inventories and production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	5-15 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	20 years